General and administrative costs	3 Months Ended
Mar. 31, 2023
General and administrative costs
General and administrative costs	15. General and administrative costs General and administrative costs amount to € 4,026,000 for the three month period ended March 31, 2023 (three month period ended March 31, 2022: € 4,908,000).